Revenue (Schedule Of Revenue From Tysabri) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue [Line Items]
Operating expenses	$ 233.9	$ (775.0)	$ (520.4)
Operating income/(loss)	840.2	(188.6)	31.9
Sales Revenue, Goods, Net	1,236.1	1,156.0	1,094.3
Elan Corp PLC [Member]
Revenue [Line Items]
Directly incurred costs	110.2	91.8	80.8
Tysabri ROW [Member]
Revenue [Line Items]
Global In Market Net Sales	764.1	636.8	550.7
Elan's share of collaboration operating profit	207.4	166.5	135.0
Sales Revenue, Goods, Net	317.6	258.3	215.8
Tysabri ROW [Member] | Biogen Idec [Member]
Revenue [Line Items]
Global In Market Net Sales	764.1	636.8	550.7
Tysabri ROW [Member] | Elan Corp PLC And Biogen Idec [Member]
Revenue [Line Items]
Operating expenses	(349.3)	(303.8)	(280.6)
Operating income/(loss)	$ 414.8	$ 333.0	$ 270.1
Tysabri ROW [Member] | Elan Corp PLC [Member]
Revenue [Line Items]
Share operating income loss percentage	50.00%